Segmentation - Schedule of Net Loss and Adjusted EBITDA (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Net loss (GAAP)	$ (115,227,348)	$ (2,902,313)	$ (118,786,726)	$ (7,725,194)
Adjustments
Depreciation and amortization expenses	335,966	180,787	646,233	349,836
Adjustments Share based compensation within
Research and development	2,614,022	1,206,612	4,742,435	4,527,603
Selling and marketing	375,989	248,716	834,952	576,665
General and administrative	3,849,526	1,146,373	7,451,257	2,047,525
Change in fair value of derivative liabilities	(108,294,223)		(105,317,692)
Single Reportable Segment [Member]
Segment Reporting [Line Items]
Net loss (GAAP)	(115,227,348)	(2,902,313)	(118,786,726)	(7,725,194)
Adjustments
Net interest (income) expense	(477,253)	(12,805)	(512,778)	(42,915)
Depreciation and amortization expenses	335,966	180,787	646,233	349,836
EBITDA	(115,368,635)	(2,734,330)	(118,653,271)	(7,418,272)
Adjustments Share based compensation within
Research and development	436,808	261,285	676,982	2,778,608
Selling and marketing	46,320	65,299	92,386	170,448
General and administrative	509,959	130,294	839,994	437,675
Change in fair value of derivative liabilities	108,294,223		105,317,692
Business combination and post-closing expenses	622,980	214,101	2,164,930	214,101
Adjusted EBITDA	$ (5,458,343)	$ (2,063,351)	$ (9,561,286)	$ (3,817,439)